SecureDesigns® Variable Annuity AdvisorDesigns® Variable Annuity AdvanceDesigns® Variable Annuity EliteDesigns® Variable Annuity	Issued by:	First Security Benefit Life Insurance and Annuity Company of New York

Supplement Dated May 29, 2009,
To Current Prospectus Dated May 1, 2009

Effective May 29, 2009, the Rydex VT Hedged Equity fund merged into the Rydex VT Multi-Hedge Strategies fund. All references to the Rydex VT Hedged Equity fund in the Prospectus dated May 1, 2009, are hereby removed effective May 29, 2009.

Please Retain This Supplement For Future Reference